Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options | shares	13,000
$33.10 - $63.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower limit	$ 32.99
Exercise price, Upper limit	$ 50.74